Filed with the Securities and Exchange Commission on March 8, 2013

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[  ] Pre-Effective Amendment No.

[ X ] Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[ X ] Amendment No. 7

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Aisha J. Hunt Dechert LLP One Maritime Plaza, Suite 2300 San Francisco, CA 94111 (415) 262-4594 (phone) (415) 262-4555 (fax)	James Ash Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788 (631) 470-2619 (phone)

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)

[X]   on March 15, 2013 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 2 to its Registration Statement until March 15, 2013.  Post-Effective Amendment No. 2 to the Trust’s Registration Statement relates to the Anfield Universal Fixed Income Fund and Charioteer Mortgage Income Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, filed on December 21, 2012, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 8th day of March, 2013.

Two Roads Shared Trust

By: /s/ Andrew Rogers

Andrew Rogers

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	March 8, 2013
Mark Garbin*	_________________________ Trustee	March 8, 2013
Neil M. Kaufman*	_________________________ Trustee	March 8, 2013
Anita K. Krug*	_________________________ Trustee	March 8, 2013
Andrew Rogers	/s/ Andrew Rogers__________ President and Principal Executive Officer	March 8, 2013
James Colantino*	_________________________ Treasurer and Principal Financial Officer	March 8, 2013

*By:  /s/ Andrew Rogers

Andrew Rogers